Interim Condensed Consolidated Statements of Cash Flows (Unaudited)	6 Months Ended
	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CNY (¥)
Cash flows from operating activities:
Net loss	¥ (19,314,134)	$ (2,710,070)	¥ (26,228,035)
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Provision for (reversal of) credit losses	(1,840,875)	(258,303)	993,807
Lease termination loss	310,673	43,592	1,197,921
Depreciation and amortization	242,022	33,959	496,168
Amortization of operating lease right-of-use asset	2,565,585	359,991	2,432,398
Losses from disposal of property, equipment and software			3,000
Impairment losses of property and equipment	963,867	135,245
Investment losses	33,813	4,744
Deferred tax benefit	(920,680)	(129,186)
Changes in operating assets and liabilities
Accounts receivable, net	(3,464,994)	(486,192)	(21,949,257)
Accounts receivable - related parties	(260,010)	(36,483)	1,676,016
Contract assets	(798,100)	(111,986)	(1,582,304)
Prepaid expenses and other current asset, net	3,753,560	526,682	(7,263,504)
Prepaid expenses - a related party	(260,513)	(36,554)
Accounts payable	894,174	125,466	2,936,793
Accounts payable - related parties	11,574,779	1,624,120	8,912,233
Contract liabilities	(2,165,606)	(303,868)	(425,892)
Accrued expenses and other current liabilities	(2,081,469)	(292,062)	2,149,561
Other payable - shareholders	(19,016)	(2,668)	(24,465)
Other payable - related parties	(2,704)	(380)
Tax payable	404,530	56,761	(2,505,920)
Operating lease liabilities	(4,255,704)	(597,141)	(2,344,457)
Net cash used in operating activities	(14,640,802)	(2,054,333)	(41,525,937)
Cash flows from investing activities:
Acquisition of subsidiary, net of cash acquired	144,431	20,269
Purchase of property, equipment and intangible assets	(611,010)	(85,734)	(2,294,212)
Net cash used in investing activities	(466,579)	(65,465)	(2,294,212)
Proceeds from short-term borrowings	17,743,710	2,489,716	10,000,000
Proceeds from a long-term borrowing
Repayments of short-term borrowings	(21,910,317)	(3,074,356)	(6,300,000)
Repayment of a long-term borrowing	(300,000)	(42,095)	(300,000)
Proceeds from loans provided by shareholders	15,508,245	2,176,046	2,000,000
Proceeds from loans provided by related parties	3,000,000	420,946
Loans repayment to shareholders
Loans repayment to related parties	(4,000,000)	(561,262)
Proceeds from new shares issuance			74,507,913
Payments for deferred offering costs	(513,201)	(72,010)	(9,414,075)
Payments to Initial shareholders			(35,000,000)
Capital injection by a non-controlling interest	20,000	2,806
Other payable - related parties			(709,375)
Net cash provided by financing activities	9,548,437	1,339,791	34,784,463
Effect of exchange rate changes	30,607	4,296	(2,252,616)
Net decrease in cash and cash equivalents and restricted cash	(5,528,337)	(775,711)	(11,288,302)
Total cash and cash equivalents and restricted cash at beginning of the year	26,605,028	3,733,096	28,440,241
Supplemental disclosure of cash flow information:
Income tax paid	172,377	24,187	2,152,341
Interest expense paid	645,490	90,572	463,221
Supplemental non-cash investing and financing information:
Obtaining right-of-use assets in exchange for operating lease liabilities	7,203,051	1,010,699	12,004,719
Dividend distribution included in Other payable - shareholders			6,937,500
Issuance of warrant as share issue cost			360,874
Cash and cash equivalents from business combination	21,076,691	2,957,385	17,151,939
Restricted cash at end of the year			501,695
Cash and cash equivalents at end of the year	¥ 21,076,691	$ 2,957,385	¥ 16,650,244